SUPPLEMENTAL DISCLOSURES ABOUT NATURAL GAS PRODUCING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2021
Extractive Industries [Abstract]
Capitalized Costs Relating to Oil and Gas Producing Activities Disclosure

Capitalized costs related to Tellurian’s natural gas producing activities are summarized as follows (in thousands):

	December 31,
	2021	2020	2019
Proved properties	$113,950	$62,718	$142,494
Unproved properties	—	—	—
Gross capitalized costs	113,950	62,718	142,494
Accumulated DD&A	(48,637)	(37,639)	(21,010)
Net capitalized costs	$65,313	$25,079	$121,484

Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities Disclosure

Costs incurred in natural gas property acquisition (inclusive of producing well costs), exploration and development activities are summarized as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Property acquisitions:
Proved	$3,409	$1,307	$45,484
Unproved	—	—	—
Exploration costs	—	—	—
Development	28,955	—	800
Costs incurred	$32,364	$1,307	$46,284

Oil and Gas Net Production, Average Sales Price and Average Production Costs Disclosure

The following table includes revenues and expenses directly associated with our natural gas and condensate producing activities. It does not include any interest costs or indirect general and administrative costs and, therefore, is not necessarily indicative of the contribution to consolidated net operating results of our natural gas operations. Tellurian’s results of operations from natural gas and condensate producing activities for the periods presented are as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Natural gas sales	$51,499	$30,441	$28,774
Operating costs	20,576	15,814	14,923
Depreciation, depletion and amortization	10,998	16,703	19,736
Impairment charge	—	81,065	—
Total operating costs and expenses	31,574	113,582	34,659
Results of operations	$19,925	$(83,141)	$(5,885)

Schedule of Proved Developed and Undeveloped Oil and Gas Reserve Quantities

	Gas	Condensate	Gas Equivalent
	(MMcf)	(Mbbl)	(MMcfe)
Proved reserves:
December 31, 2018	264,854	7	264,899
Extensions, discoveries and other additions	12,848	—	12,848
Revisions of previous estimates	4,737	(6)	4,696
Production	(13,901)	(1)	(13,905)
Sale of reserves-in-place	—	—	—
Purchases of reserves-in-place	—	—	—
December 31, 2019	268,538	—	268,538
Extensions, discoveries and other additions	—	—	—
Revisions of previous estimates	(152,132)	—	(152,132)
Production	(16,898)	—	(16,898)
Sale of reserves-in-place	—	—	—
Purchases of reserves-in-place	—	—	—
December 31, 2020	99,508	—	99,508
Extensions, discoveries and other additions	202,897	—	202,897
Revisions of previous estimates	35,237	—	35,237
Production	(14,306)	—	(14,306)
Sale of reserves-in-place	—	—	—
Purchases of reserves-in-place	—	—	—
December 31, 2021	323,336	—	323,336
Proved developed reserves:
December 31, 2019	30,699	—	30,699
December 31, 2020	26,593	—	26,593
December 31, 2021	73,927	—	73,927
Proved undeveloped reserves:
December 31, 2019	237,839	—	237,839
December 31, 2020	72,915	—	72,915
December 31, 2021	249,409	—	249,409

Standardized Measure of Discounted Future Cash Flows Relating to Proved Reserves Disclosure

The following summary sets forth our future net cash flows relating to proved natural gas and condensate reserves based on the standardized measure (in thousands):

	Year Ended December 31,
	2021	2020	2019
Future cash inflows	$945,651	$132,563	$534,577
Future production costs	(133,909)	(34,624)	(102,268)
Future development costs	(211,836)	(71,557)	(287,111)
Future income tax provisions	(54,401)	—	(6,612)
Future net cash flows	545,505	26,382	138,586
Less effect of a 10% discount factor	(181,302)	(19,497)	(85,415)
Standardized measure of discounted future net cash flows	$364,203	$6,885	$53,171

The following table sets forth the changes in the standardized measure of discounted future net cash flows (in thousands):

December 31, 2018	$145,811
Sales and transfers of gas and condensate produced, net of production costs	(21,704)
Net changes in prices and production costs	(134,366)
Extensions, discoveries, additions and improved recovery, net of related costs	2,019
Development costs incurred	23,485
Revisions of estimated development costs	6,165
Revisions of previous quantity estimates	(12,660)
Accretion of discount	17,821
Net change in income taxes	28,316
Purchases of reserves in place	—
Sales of reserves in place	—
Changes in timing and other	(1,716)
December 31, 2019	$53,171
Sales and transfers of gas and condensate produced, net of production costs	(20,211)
Net changes in prices and production costs	(58,136)
Extensions, discoveries, additions and improved recovery, net of related costs	—
Development costs incurred	—
Revisions of estimated development costs	—
Revisions of previous quantity estimates	26,133
Accretion of discount	5,725
Net change in income taxes	4,077
Purchases of reserves in place	—
Sales of reserves in place	—
Changes in timing and other	(3,874)
December 31, 2020	$6,885
Sales and transfers of gas and condensate produced, net of production costs	(39,806)
Net changes in prices and production costs	110,850
Extensions, discoveries, additions and improved recovery, net of related costs	255,246
Development costs incurred	—
Revisions of estimated development costs	10,643
Revisions of previous quantity estimates	35,012
Accretion of discount	688
Net change in income taxes	(27,455)
Purchases of reserves in place	—
Sales of reserves in place	—
Changes in timing and other	12,140
December 31, 2021	$364,203